Deferred Tax - Schedule of temporary differences (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognised	£ 690	£ 1,008
Deferred tax liabilities, recognised	(5,774)	(7,072)
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), recognised	0	0
Deferred tax asset, not recognised	57,658	42,358
UK | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognised	3,115	7,312
Deferred tax asset, not recognised	7,082	531
UK | Losses and other deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, not recognised	50,576	41,827
UK | Fixed asset temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, recognised	(3,115)	(7,312)
Austria
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), recognised	5,774	7,072
Austria | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognised	1,649	1,006
Deferred tax liabilities, recognised	(1,526)	(1,006)
Austria | Fixed asset temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, recognised	(5,897)	(7,072)
United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), recognised	690	1,008
Deferred tax asset, not recognised	1,006	660
United States of America | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognised	1,257	1,008
Deferred tax liabilities, recognised	£ (567)	£ 0